Schedule of Weighted Average Number of Shares (Details)	12 Months Ended
Feb. 28, 2017 CAD
Shareholders Equity Schedule Of Weighted Average Number Of Shares 1	CAD 2,820,647
Shareholders Equity Schedule Of Weighted Average Number Of Shares 2	2,880,882
Shareholders Equity Schedule Of Weighted Average Number Of Shares 3	2,922,684
Shareholders Equity Schedule Of Weighted Average Number Of Shares 4	0
Shareholders Equity Schedule Of Weighted Average Number Of Shares 5	0
Shareholders Equity Schedule Of Weighted Average Number Of Shares 6	270,279
Shareholders Equity Schedule Of Weighted Average Number Of Shares 7	2,820,647
Shareholders Equity Schedule Of Weighted Average Number Of Shares 8	2,880,882
Shareholders Equity Schedule Of Weighted Average Number Of Shares 9	CAD 3,192,963